Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 15. Subsequent Events

In July 12th 2023, the Company issued 2,162,770 shares of common stock to GS Capital Partners, LLC for conversion of $35,000 of principal, $1,948 of accrued interest and $900 in other fees on the convertible loan payable.

For the three months ended June 30, 2023, the Company received deposits in the amount of $30,000 for 1,500,000 common shares related to common stock subscriptions that were issued in August 2023.

In July 2023, the Company issued one convertible loan for $153,000. The note bears interest at 8% per annum and matures on June 30, 2024. The conversion features in the note met the definition of a derivative and required bifurcation and liability classification, at fair value.

In July and August 2023, the Company sold 6,875,000 shares of common stock for $137,500.

On July 15, 2023 the rental contract in Relligen was terminated.

Note 16. Subsequent Events

On January 10, 2023, the Company issued 1,584,427 shares of common stock to Tysadco Partners LLC at a per share price of $0.025 pursuant to that certain January 26, 2022 Purchase Agreement wherein the parties established a two-year Equity Line of Credit (ELOC). The purchase price under the ELOC is equal to 85% of the two lowest individual VWAP during the five trading days immediately prior to the Company’s put notice.

On January 18, 2023, the Company issued an aggregate 6,250,000 shares of common stock to Gary Rodney at a per share price of $0.02 in full satisfaction of all accrued but unpaid amounts payable for services as interim chief financial officer pursuant to that certain Consulting Agreement by and between InfoQuest Technology, Inc. and the Company dated June 2, 2021.

On January 18, 2023, the Company issued an aggregate 702,523 shares of common stock to Ralph Hofmeier at a per share price of $0.05 in full satisfaction of all accrued but unpaid amounts payable pursuant to that certain Employment Agreement by and between Ralph Hofmeier and the Company dated August 4, 2022.

On January 18, 2023, the Company issued 1,397,787 shares of common stock to Tysadco Partners LLC at a per share price of $0.026 pursuant to that certain January 26, 2022 Purchase Agreement wherein the parties established a two-year Equity Line of Credit (ELOC). The purchase price under the ELOC is equal to 85% of the two lowest individual VWAP during the five trading days immediately prior to the Company’s put notice.

On January 30, 2023, the Company issued 1,329,345 shares of common stock to Tysadco Partners LLC at a per share price of $0.038 pursuant to that certain January 26, 2022 Purchase Agreement wherein the parties established a two-year Equity Line of Credit (ELOC). The purchase price under the ELOC is equal to 85% of the two lowest individual VWAP during the five trading days immediately prior to the Company’s put notice.

On January 30, 2023, Energy and Water Development Corp. (the “Company”) executed an engagement letter (the “Engagement Letter”) with AOB Accounting and Consultancy Services Company Limited pursuant to which Mr. Amedeo Montonati, age 30, will provide services to the Company as its Chief Financial Officer. Prior to taking this position with the Company, Mr. Montonati was a Senior Administrative Consultant at Hawksford Group in Hong Kong from 2018 to 2021 and since then has served as an associate director at AOGB Professional Services Group and as Interim CFO at Brera Holdings PLC. Mr. Montonati holds an MBA from University of South Australia, Hong Kong. The Engagement Letter has an initial term of six months that can be extended by mutual agreement of the parties. The Engagement Letter sets forth the material terms and conditions of his engagement, including compensation. Additionally, the Engagement Letter includes certain restrictive covenants that generally prohibit him from disclosing information that is confidential to the Company.

On February 14, 2023, the Company issued 999,429 shares of common stock to Tysadco Partners LLC at a per share price of $0.0824 pursuant to that certain January 26, 2022 Purchase Agreement wherein the parties established a two-year Equity Line of Credit (ELOC). The purchase price under the ELOC is equal to 85% of the two lowest individual VWAP during the five trading days immediately prior to the Company’s put notice.

On February 14, 2023, the Company issued 250,000 shares of common stock to investors at a purchase price of $0.10 per share for a total value of $25,000.

On February 17, 2023, the Company issued 125,000 shares of common stock to investors at a purchase price of $0.10 per share for a total value of $12,500.